Employee benefits (Details 12) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 30,766	$ 23,805	$ 20,447
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	14,941	12,771	11,481
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,806	4,119	3,485
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,357	1,102	$ 987
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	9,662
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,084	1,728
Not later than one year [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	225
Not later than one year [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	387
Not later than one year [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	84
Not later than one year [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	388
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	8,955	7,021
Later than one year and not later than five years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,915
Later than one year and not later than five years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,602
Later than one year and not later than five years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	361
Later than one year and not later than five years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,077
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	6,970	5,367
Later than five years and not later than ten years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,579
Later than five years and not later than ten years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,125
Later than five years and not later than ten years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	276
Later than five years and not later than ten years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,990
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	5,112	3,762
Later than ten years and not later than fifteen years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,514
Later than ten years and not later than fifteen years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	747
Later than ten years and not later than fifteen years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	205
Later than ten years and not later than fifteen years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,646
Later Than Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	8,645	$ 5,927
Later Than Fifteen Years [Member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,708
Later Than Fifteen Years [Member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	945
Later Than Fifteen Years [Member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	431
Later Than Fifteen Years [Member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 3,561